Subsequent Events	6 Months Ended
Apr. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

Resignation of Officer

On July 31, 2024, Mr. Francis Zhang resigned from his position as the chief financial officer of the Company, effective immediately.

Appointment of Officer

On August 15, 2024, the board of directors of the Company appointed Mr. Huijie Gao as the CFO of the Company to fill the vacancy resulting from Mr. Zhang’s resignation.